Restructuring Costs and Similar Items (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
Employee-related expenses	72	642	690
Charges, gains or losses on assets(a)	65	62	149
Compensation for early termination of contracts (other than contracts of employment)	10	11	40
Decontamination costs	—	—	(2)
Other restructuring costs	180	43	187
Total	327	758	1,064
(a) This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.